HELD-TO-MATURITY SECURITIES	12 Months Ended
Dec. 31, 2011
HELD-TO-MATURITY SECURITIES
6.	HELD-TO-MATURITY SECURITIES

As of December 31, 2011, the held-to-maturity securities have amortized costs of RMB100,466 which approximates fair value according to prevailing market prices. The securities were placed with financial institutions, carried interest rates ranging from 4.6% to 4.8% per annum and matured in January 2012.